Accruals And Other Current Liabilities (Tables)	6 Months Ended
Sep. 30, 2025
Accruals and Other Current Liabilities [Abstract]
Schedule of Accruals and Other Current Liabilities
	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Accrued payroll and welfare expenses	26	10
Accrued professional fee	224	266
Accrued advisory services fee	-	111
Accrued information technology expenses	422	101
Accrued interest expenses	-	5
Other accruals and payables	12	31
Total	684	524